Federated Hermes MDT Balanced Fund
Portfolio of Investments
April 30, 2021 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—59.3%
		Communication Services—5.4%
5,703		Activision Blizzard, Inc.	$520,057
2,376	[1]	Alphabet, Inc., Class A	5,591,916
9,730	[1]	Altice USA, Inc.	353,296
21,112	[1]	Cars.com, Inc.	278,889
348	[1]	Charter Communications, Inc.	234,361
3,811		Electronic Arts, Inc.	541,467
2,382	[1]	Facebook, Inc.	774,340
6,754		Lumen Technologies, Inc.	86,654
3,675	[1]	Meredith Corp.	114,292
6,071	[1]	MSG Networks, Inc.	96,347
19,249		News Corp., Inc., Class A	504,228
3,555	[1]	Pinterest, Inc.	235,945
2,310	[1]	Take-Two Interactive Software, Inc.	405,128
5,846	[1]	TripAdvisor, Inc.	275,522
14,027		Verizon Communications, Inc.	810,620
		TOTAL	10,823,062
		Consumer Discretionary—7.1%
702		Advance Auto Parts, Inc.	140,512
1,029	[1]	Amazon.com, Inc.	3,567,975
296	[1]	AutoZone, Inc.	433,380
1,955	[1]	Capri Holdings Ltd.	107,681
5,017	[1]	Cooper-Standard Holding, Inc.	145,694
1,944		Domino’s Pizza, Inc.	821,029
11,226		eBay, Inc.	626,299
1,470	[1]	Etsy, Inc.	292,221
1,149	[1]	Five Below, Inc.	231,259
24,635	[1]	Ford Motor Co.	284,288
2,558	[1]	G-III Apparel Group Ltd.	83,109
15,297	[1]	Goodyear Tire & Rubber Co.	263,261
3,767		Home Depot, Inc.	1,219,265
755	[1]	L Brands, Inc.	49,755
6,086		Lowe’s Cos., Inc.	1,194,378
43,386	[1]	Macy’s, Inc.	719,340
1,860		McDonald’s Corp.	439,109
1,326	[1]	Mohawk Industries, Inc.	272,493
2,203	[1]	O’Reilly Automotive, Inc.	1,217,995
1,220	[1]	SeaWorld Entertainment, Inc.	66,807
1,009		Starbucks Corp.	115,520
623	[1]	Tesla, Inc.	441,981
1,003		Wingstop, Inc.	158,885
3,586	[1]	YETI Holdings, Inc.	306,316
10,265		Yum! Brands, Inc.	1,226,873
		TOTAL	14,425,425
		Consumer Staples—3.4%
6,671	[1]	BJ’s Wholesale Club Holdings, Inc.	297,993

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
26,545		Colgate-Palmolive Co.	$2,142,181
440		Estee Lauder Cos., Inc., Class A	138,072
6,722		Hershey Foods Corp.	1,104,425
5,083		PepsiCo, Inc.	732,765
23,001		Philip Morris International, Inc.	2,185,095
2,149		Procter & Gamble Co.	286,720
		TOTAL	6,887,251
		Energy—0.9%
4,785		Cimarex Energy Co.	316,767
13,000		Continental Resources, Inc.	354,120
9,513		EOG Resources, Inc.	700,538
5,348		Helmerich & Payne, Inc.	137,069
21,158		Marathon Oil Corp.	238,239
		TOTAL	1,746,733
		Financials—7.3%
4,120		Aflac, Inc.	221,368
485	[1]	Alleghany Corp.	329,300
12,527		Allstate Corp.	1,588,424
8,316		Ally Financial, Inc.	427,858
36,583		Bank of New York Mellon Corp.	1,824,760
758		Cincinnati Financial Corp.	85,411
242		Evercore, Inc., Class A	33,912
15,952		Huntington Bancshares, Inc.	244,385
6,439		Interactive Brokers Group, Inc., Class A	460,517
4,475		Intercontinental Exchange, Inc.	526,752
2,071		MetLife, Inc.	131,778
2,436		MSCI, Inc., Class A	1,183,336
4,963		NASDAQ, Inc.	801,723
44,000		New Residential Investment Corp.	471,680
11,715		Northern Trust Corp.	1,333,167
5,866		Prudential Financial, Inc.	588,712
27,092		State Street Corp.	2,274,373
10,982		The Travelers Cos., Inc.	1,698,476
3,822		Tradeweb Markets, Inc.	310,652
5,580		Zions Bancorporation, N.A.	311,364
		TOTAL	14,847,948
		Health Care—7.9%
803		Abbott Laboratories	96,424
7,989		AbbVie, Inc.	890,774
4,945		Amgen, Inc.	1,185,020
11,086	[1]	AnaptysBio, Inc.	258,858
1,318		Anthem, Inc.	500,036
12,393	[1]	Avantor, Inc.	397,072
949		CIGNA Corp.	236,310
15,524	[1]	Community Health Systems, Inc.	173,093
3,813		CVS Health Corp.	291,313
5,315	[1]	Davita, Inc.	619,357
2,205		Dentsply Sirona, Inc.	148,860
4,678		Eli Lilly & Co.	854,998
8,773	[1]	Hologic, Inc.	575,070

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
1,276		Humana, Inc.	$568,126
1,119	[1]	IDEXX Laboratories, Inc.	614,320
653	[1]	Inari Medical, Inc.	74,631
432	[1]	Inspire Medical Systems, Inc.	102,306
3,136	[1]	IQVIA Holdings, Inc.	735,988
2,525	[1]	Jazz Pharmaceuticals PLC	415,110
7,106		Johnson & Johnson	1,156,359
8,952		McKesson Corp.	1,679,037
13,595		Merck & Co., Inc.	1,012,827
7,854	[1]	Myriad Genetics, Inc.	237,348
3,787		Pfizer, Inc.	146,368
1,651	[1]	SAGE Therapeutics, Inc.	130,033
432	[1]	United Therapeutics Corp.	87,074
481		UnitedHealth Group, Inc.	191,823
1,544	[1]	Veeva Systems, Inc.	436,103
1,197	[1]	Vertex Pharmaceuticals, Inc.	261,185
1,844	[1]	Waters Corp.	552,960
7,724		Zoetis, Inc.	1,336,484
		TOTAL	15,965,267
		Industrials—5.2%
2,875		AGCO Corp.	419,520
1,367		Allegion PLC	183,697
2,196		Booz Allen Hamilton Holding Corp.	182,158
16,827		Carrier Global Corp.	733,321
7,124	[1]	CIRCOR International, Inc.	244,852
2,437		Flowserve Corp.	96,603
3,032		Fortune Brands Home & Security, Inc.	318,299
1,171	[1]	Generac Holdings, Inc.	379,345
5,665	[1]	IAA Spinco, Inc.	355,819
1,495		Illinois Tool Works, Inc.	344,538
50,159	[1]	KAR Auction Services, Inc.	751,883
1,132		Lennox International, Inc.	379,605
9,071	[1]	Lyft, Inc.	504,892
9,134		Masco Corp.	583,480
36,390		Otis Worldwide Corp.	2,833,689
10,000		Pitney Bowes, Inc.	74,700
8,182		Ryder System, Inc.	653,251
6,409		Spirit AeroSystems Holdings, Inc., Class A	292,827
7,730	[1]	SPX Corp.	468,902
2,347		TransUnion	245,473
1,458	[1]	TriNet Group, Inc.	114,759
1,150		United Parcel Service, Inc.	234,439
1,104		Xylem, Inc.	122,158
		TOTAL	10,518,210
		Information Technology—14.6%
1,432	[1]	Adobe, Inc.	727,943
2,664		Alliance Data Systems Corp.	313,952
1,705	[1]	Ambarella, Inc.	166,220
25,312		Apple, Inc.	3,327,515
3,030		Applied Materials, Inc.	402,111

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
857	[1]	Arista Networks, Inc.	$270,101
6,945	[1]	Arrow Electronics, Inc.	792,216
1,613		Broadcom, Inc.	735,851
4,262	[1]	Cadence Design Systems, Inc.	561,604
4,701	[1]	Cirrus Logic, Inc.	349,801
4,871	[1]	Crowdstrike Holdings, Inc.	1,015,652
4,334	[1]	Dell Technologies, Inc.	426,162
29,112	[1]	DXC Technology Co.	958,076
2,215	[1]	EPAM Systems, Inc.	1,013,916
7,164	[1]	Fortinet, Inc.	1,463,104
876	[1]	Gartner, Inc., Class A	171,591
10,855		HP, Inc.	370,264
1,491	[1]	HubSpot, Inc.	784,937
9,807		Intel Corp.	564,197
1,838		Intuit, Inc.	757,550
3,825	[1]	MA-COM Technology Solutions Holdings, Inc.	216,533
3,271		Mastercard, Inc.	1,249,718
11,281		Microsoft Corp.	2,844,843
1,132		Motorola, Inc.	213,156
1,522		NVIDIA Corp.	913,778
9,167		Oracle Corp.	694,767
2,016	[1]	Palo Alto Networks, Inc.	712,434
13,438		Paychex, Inc.	1,310,071
269	[1]	Paycom Software, Inc.	103,406
2,350	[1]	Paylocity Corp.	454,114
5,266	[1]	PayPal Holdings, Inc.	1,381,219
9,836	[1]	Plantronics, Inc.	393,342
9,835		Qualcomm, Inc.	1,365,098
2,405	[1]	ServiceNow, Inc.	1,217,820
8,203		Vishay Intertechnology, Inc.	201,548
31,056		Western Union Co.	800,003
240	[1]	Workday, Inc.	59,280
9,197		Xerox Holdings Corp.	222,016
		TOTAL	29,525,909
		Materials—2.2%
20,604	[1]	Alcoa Corp.	754,931
20,255	[1]	Allegheny Technologies, Inc.	471,131
10,596	[1]	Berry Global Group, Inc.	674,118
46,185		Chemours Co./The	1,394,787
11,320	[1]	Domtar, Corp.	446,234
5,153		Dow, Inc	322,062
1,005		Sherwin-Williams Co.	275,239
		TOTAL	4,338,502
		Real Estate—4.5%
22,400		Acadia Realty Trust	467,936
3,600		American Campus Communities, Inc.	162,756
14,400		American Homes 4 Rent	533,376
46,900		Braemar Hotels & Resorts, Inc.	307,195
44,600	[1]	Chatham Lodging Trust	618,602
30,000	[1]	DiamondRock Hospitality Co.	312,600

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
3,500		Duke Realty Corp.	$162,820
550		Equinix, Inc.	396,418
6,200		Equity Residential Properties Trust	460,226
12,500		Hudson Pacific Properties Inc.	351,375
8,000		Invitation Homes, Inc.	280,480
24,000		Kimco Realty Corp.	504,000
9,500		Kite Realty Group Trust	197,695
4,100		Omega Healthcare Investors, Inc.	155,800
18,000		Pebblebrook Hotel Trust	429,840
7,400		Regency Centers Corp.	471,084
4,900		Rexford Industrial Realty, Inc.	272,195
4,600		Safety Income and Growth, Inc.	325,266
3,100		Simon Property Group, Inc.	377,394
4,500		STORE Capital Corp.	161,055
900		Sun Communities, Inc.	150,147
21,800	[1]	Sunstone Hotel Investors, Inc.	286,888
4,750		Terreno Realty Corp.	306,470
10,300		UDR, Inc.	478,435
19,500		VICI Properties, Inc.	618,150
7,100		Weyerhaeuser Co.	275,267
		TOTAL	9,063,470
		Utilities—0.8%
2,108		Evergy, Inc.	134,849
15,108		Exelon Corp.	678,954
1,476		NextEra Energy, Inc.	114,405
19,281		OGE Energy Corp.	647,070
1,915		Public Service Enterprises Group, Inc.	120,951
		TOTAL	1,696,229
		TOTAL COMMON STOCKS (IDENTIFIED COST $89,866,125)	119,838,006
		CORPORATE BONDS—11.7%
		Basic Industry - Chemicals—0.0%
$ 10,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	12,686
		Basic Industry - Metals & Mining—0.1%
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	18,337
62,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.450%, 3/1/2023	64,714
100,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	106,458
20,000		Southern Copper Corp., Sr. Unsecd. Note, 6.750%, 4/16/2040	27,950
		TOTAL	217,459
		Capital Goods - Aerospace & Defense—0.6%
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	187,321
275,000		Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	308,541
5,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	5,313
110,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	120,070
300,000		Leidos, Inc., Sr. Unsecd. Note, 144A, 2.300%, 2/15/2031	286,067
170,000		Leidos, Inc., Unsecd. Note, 144A, 3.625%, 5/15/2025	185,366
10,000		Raytheon Technologies Corp., Sr. Unsecd. Note, 3.100%, 11/15/2021	10,079
15,000		Spirit AeroSystems, Inc., Sr. Unsecd. Note, 4.600%, 6/15/2028	14,697
40,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 1.929% (3-month USLIBOR +1.735%), 2/15/2042	32,500
50,000		Textron Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	55,021

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Capital Goods - Aerospace & Defense—continued
$ 50,000	Textron Inc., Sr. Unsecd. Note, 4.300%, 3/1/2024	$54,320
	TOTAL	1,259,295
	Capital Goods - Building Materials—0.1%
200,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	213,375
	Capital Goods - Construction Machinery—0.0%
10,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	10,346
	Capital Goods - Diversified Manufacturing—0.1%
30,000	General Electric Capital Corp., Sr. Unsecd. Note, Series GMTN, 3.100%, 1/9/2023	31,296
60,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	59,695
175,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	168,711
	TOTAL	259,702
	Communications - Cable & Satellite—0.1%
145,000	Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	134,230
15,000	Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	16,944
10,000	Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	11,848
	TOTAL	163,022
	Communications - Media & Entertainment—0.3%
30,000	Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	39,956
20,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	20,642
400,000	ViacomCBS Inc., Sr. Unsecd. Note, 4.750%, 5/15/2025	453,534
	TOTAL	514,132
	Communications - Telecom Wireless—0.5%
400,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.250%, 1/15/2051	378,491
150,000	Crown Castle International Corp., Sr. Unsecd. Note, 3.700%, 6/15/2026	164,988
200,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.250%, 9/17/2050	222,851
200,000	Vodafone Group PLC, Sr. Unsecd. Note, 4.875%, 6/19/2049	243,094
	TOTAL	1,009,424
	Communications - Telecom Wirelines—0.4%
300,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	289,077
5,000	AT&T, Inc., Sr. Unsecd. Note, 4.500%, 5/15/2035	5,678
12,000	AT&T, Inc., Sr. Unsecd. Note, 144A, 3.500%, 9/15/2053	11,059
11,000	AT&T, Inc., Sr. Unsecd. Note, 144A, 3.650%, 9/15/2059	10,164
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	186,749
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	95,286
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	98,305
29,000	Verizon Communications, Inc., Sr. Unsecd. Note, 144A, 2.987%, 10/30/2056	25,978
	TOTAL	722,296
	Consumer Cyclical - Automotive—0.1%
10,000	DaimlerChrysler North America Holding Corp., Company Guarantee, 8.500%, 1/18/2031	14,949
160,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/6/2021	160,396
10,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	10,821
	TOTAL	186,166
	Consumer Cyclical - Lodging—0.0%
20,000	American Campus Communities Operating Partnership LP, Sr. Unsecd. Note, 4.125%, 7/1/2024	21,855
30,000	Hyatt Hotels Corp., Sr. Unsecd. Note, 3.375%, 7/15/2023	31,389
	TOTAL	53,244
	Consumer Cyclical - Retailers—0.3%
170,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	198,429
250,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	268,180
15,000	CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	15,880

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$ 15,000	CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	$16,715
10,000	WalMart Inc., Sr. Unsecd. Note, 5.625%, 4/1/2040	14,034
	TOTAL	513,238
	Consumer Cyclical - Services—0.3%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.800%, 6/6/2023	208,952
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.800%, 12/5/2024	138,811
25,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 4.300%, 6/1/2021	25,076
15,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	15,242
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	14,639
70,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	76,618
15,000	Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	18,029
	TOTAL	497,367
	Consumer Non-Cyclical - Food/Beverage—0.8%
30,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	35,551
85,000	Campbell Soup Co., Sr. Unsecd. Note, 2.375%, 4/24/2030	84,556
300,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	322,819
140,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	152,431
80,000	General Mills, Inc., Sr. Unsecd. Note, 144A, 3.000%, 2/1/2051	76,026
270,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	296,420
200,000	Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	207,917
15,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	17,783
50,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.125%, 11/15/2025	56,327
235,000	PepsiCo, Inc., Sr. Unsecd. Note, 3.625%, 3/19/2050	260,048
	TOTAL	1,509,878
	Consumer Non-Cyclical - Health Care—0.2%
135,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 2.750%, 9/15/2029	140,152
180,000	Dentsply Sirona, Inc., Sr. Unsecd. Note, 3.250%, 6/1/2030	189,591
10,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 8/23/2022	10,341
	TOTAL	340,084
	Consumer Non-Cyclical - Pharmaceuticals—0.4%
500,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	567,503
15,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	17,421
10,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	11,713
15,000	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	16,995
165,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2050	159,331
	TOTAL	772,963
	Consumer Non-Cyclical - Supermarkets—0.0%
10,000	Kroger Co., Sr. Unsecd. Note, 4.450%, 2/1/2047	11,542
	Energy - Independent—0.4%
250,000	Canadian Natural Resources Ltd., 3.900%, 2/1/2025	271,345
125,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	136,792
20,000	EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	20,877
475,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2031	449,555
	TOTAL	878,569
	Energy - Integrated—0.7%
300,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	337,360
135,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	145,830
20,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.224%, 4/14/2024	21,468
5,000	ConocoPhillips, Company Guarantee, 6.500%, 2/1/2039	7,184
270,000	Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	290,847

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$ 75,000		Husky Energy, Inc., 4.000%, 4/15/2024	$80,389
240,000		Husky Energy, Inc., Sr. Unsecd. Note, 4.400%, 4/15/2029	261,702
275,000		Suncor Energy, Inc., Sr. Unsecd. Note, 3.750%, 3/4/2051	275,523
		TOTAL	1,420,303
		Energy - Midstream—0.4%
20,000		Energy Transfer Operating, Sr. Unsecd. Note, 5.500%, 6/1/2027	23,231
115,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	124,609
75,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	82,057
10,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	11,642
170,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	190,260
20,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	27,301
40,000		MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	44,564
5,000		MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	5,498
225,000		MPLX LP, Sr. Unsecd. Note, 5.500%, 2/15/2049	274,131
20,000		Texas Eastern Transmission LP, Sr. Unsecd. Note, 144A, 2.800%, 10/15/2022	20,507
10,000		Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	10,775
		TOTAL	814,575
		Energy - Refining—0.0%
15,000		HollyFrontier Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	17,236
15,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	16,141
10,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	13,288
15,000		Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	16,756
		TOTAL	63,421
		Financial Institution - Banking—1.6%
74,000		American Express Co., 2.650%, 12/2/2022	76,746
300,000		Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 4/19/2026	331,229
10,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.499%, 5/17/2022	10,011
100,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 5.000%, 5/13/2021	100,120
200,000		Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	220,146
15,000		Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	16,543
15,000		Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	17,001
20,000		Bank of New York Mellon, N.A., 3.400%, 5/15/2024	21,720
40,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	41,191
15,000		Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	15,288
250,000		Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	272,177
170,000		Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	186,261
15,000		Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	17,054
30,000		Comerica, Inc., 3.800%, 7/22/2026	33,153
75,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	80,852
40,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.200%, 2/23/2023	41,961
275,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	290,413
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	214,604
10,000	[3]	JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 10/1/2024	10,894
25,000	[3]	JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 8/1/2024	26,367
20,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.559%, 4/23/2024	21,206
15,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	16,659
400,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	423,081
300,000		Morgan Stanley, 4.300%, 1/27/2045	354,722
15,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	15,708
15,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	16,736

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$ 15,000	Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	$16,054
10,000	State Street Corp., Sub. Deb., 3.031%, 11/1/2034	10,434
45,000	Sumitomo Mitsui Financial Group, Inc., Sr. Unsecd. Note, 3.102%, 1/17/2023	47,093
250,000	US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	234,866
10,000	Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	11,247
10,000	Westpac Banking Corp., Sub., Series GMTN, 4.322%, 11/23/2031	11,151
	TOTAL	3,202,688
	Financial Institution - Broker/Asset Mgr/Exchange—0.1%
80,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	88,320
70,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	79,679
15,000	XLIT Ltd., Sub., 4.450%, 3/31/2025	16,797
	TOTAL	184,796
	Financial Institution - Finance Companies—0.2%
150,000	AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	164,476
250,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	287,940
	TOTAL	452,416
	Financial Institution - Insurance - Life—0.7%
200,000	Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	213,836
400,000	AIA Group Ltd., Sub., 144A, 3.200%, 9/16/2040	400,129
25,000	American International Group, Inc., 4.500%, 7/16/2044	28,810
35,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	38,302
125,000	American International Group, Inc., Sr. Unsecd. Note, 4.200%, 4/1/2028	141,458
220,000	Belrose Funding Trust, Sr. Unsecd. Note, 2.330%, 8/15/2030	212,966
10,000	Lincoln National Corp., Sr. Unsecd. Note, 4.200%, 3/15/2022	10,351
15,000	MetLife, Inc., Jr. Sub. Note, 6.400%, 12/15/2036	19,046
10,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	16,946
250,000	MetLife, Inc., Sr. Unsecd. Note, 3.600%, 4/10/2024	272,216
15,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	21,412
10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	10,584
10,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	10,384
50,000	Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	66,832
	TOTAL	1,463,272
	Financial Institution - Insurance - P&C—0.2%
10,000	Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	11,795
65,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	109,327
55,000	Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	59,143
205,000	Nationwide Mutual Insurance Co., Sub., 144A, 4.950%, 4/22/2044	232,961
	TOTAL	413,226
	Financial Institution - REIT - Apartment—0.1%
20,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	20,735
200,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	189,158
70,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	74,931
	TOTAL	284,824
	Financial Institution - REIT - Healthcare—0.1%
185,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	195,555
	Financial Institution - REIT - Office—0.0%
70,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	78,585
	Financial Institution - REIT - Other—0.1%
105,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	114,889

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Other—continued
$ 75,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	$82,348
	TOTAL	197,237
	Financial Institution - REIT - Retail—0.2%
300,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	304,135
50,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	52,013
	TOTAL	356,148
	Financial Institution - REITs—0.0%
60,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	62,108
	Supranational—0.0%
30,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	31,360
	Technology—0.6%
10,000	Apple, Inc., 3.850%, 5/4/2043	11,510
30,000	Apple, Inc., Sr. Unsecd. Note, 2.400%, 5/3/2023	31,276
200,000	Apple, Inc., Sr. Unsecd. Note, 2.950%, 9/11/2049	197,549
70,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	67,751
20,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	23,787
240,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 6.020%, 6/15/2026	286,499
125,000	Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	125,000
110,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	119,319
20,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.000%, 8/10/2022	20,688
265,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	290,330
7,000	Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	7,009
8,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	8,931
10,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	10,488
50,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 5.500%, 6/15/2045	65,477
	TOTAL	1,265,614
	Technology Services—0.0%
5,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	5,276
	Transportation - Airlines—0.1%
30,000	Delta Air Lines, Inc., Sr. Unsecd. Note, 2.900%, 10/28/2024	30,280
110,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	126,053
	TOTAL	156,333
	Transportation - Railroads—0.2%
50,000	Burlington Northern Santa Fe Corp., Deb., 5.750%, 5/1/2040	68,508
30,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	31,239
225,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.125%, 6/1/2026	242,396
	TOTAL	342,143
	Transportation - Services—0.2%
15,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	19,776
20,000	FedEx Corp., Sr. Unsecd. Note, 3.900%, 2/1/2035	22,135
25,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	25,127
70,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	71,214
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.750%, 6/9/2023	212,890
125,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	139,059
	TOTAL	490,201
	Utility - Electric—1.2%
70,000	Consolidated Edison Co., Sr. Unsecd. Note, Series 20B, 3.950%, 4/1/2050	77,534
70,000	Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	91,477
300,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	347,546
140,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	160,532

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 280,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 4.625%, 9/14/2025	$318,446
170,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	184,387
200,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	217,933
100,000	Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.250%, 6/15/2022	103,369
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	119,353
25,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.000%, 3/1/2032	37,089
250,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	269,222
175,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	189,069
300,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	283,006
	TOTAL	2,398,963
	Utility - Natural Gas—0.3%
50,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 9/15/2021	50,220
65,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	68,023
445,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	516,222
15,000	Sempra Energy, Sr. Unsecd. Note, 2.900%, 2/1/2023	15,618
5,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	6,613
	TOTAL	656,696
	TOTAL CORPORATE BONDS (IDENTIFIED COST $21,931,128)	23,680,528
	U.S. TREASURIES—1.9%
	Treasury Inflation-Indexed Note—1.9%
459,941	U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2030	503,742
769,230	U.S. Treasury Inflation-Protected Notes, 0.125%, 7/15/2030	845,202
1,601,135	U.S. Treasury Inflation-Protected Notes, 0.125%, 1/15/2031	1,746,833
202,008	U.S. Treasury Inflation-Protected Notes, 0.125%, 2/15/2051	207,930
547,219	U.S. Treasury Inflation-Protected Notes, 0.250%, 2/15/2050	582,431
	TOTAL U.S. TREASURIES (IDENTIFIED COST $3,950,073)	3,886,138
	ASSET-BACKED SECURITIES—1.0%
	Auto Receivables—0.3%
400,000	Toyota Auto Receivables Owner Trust 2020-B, Class A4, 1.660%, 9/15/2025	411,086
90,000	World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	89,542
	TOTAL	500,628
	Equipment Lease—0.3%
500,000	HPEFS Equipment Trust 2020-2A, Class C, 2.000%, 7/22/2030	505,323
	Other—0.2%
450,000	PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	454,264
	Student Loans—0.2%
463,461	Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	464,996
	TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,903,178)	1,925,211
	COMMERCIAL MORTGAGE-BACKED SECURITIES—0.9%
	Commercial Mortgage—0.9%
190,000	Bank, Class A4, 3.488%, 11/15/2050	209,505
200,000	Commercial Mortgage Trust 2013-CR8, Class B, 4.080%, 6/10/2046	206,484
58,106	Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	60,030
395,620	Federal Home Loan Mortgage Corp. REMIC, Series K106, Class A1, 1.783%, 5/25/2029	405,601
350,000	Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	374,725
200,000	FREMF Mortgage Trust 2013-K25 REMIC, Class B, 3.744%, 11/25/2045	207,067
200,000	JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	216,456

Shares or Principal Amount			Value
		COMMERCIAL MORTGAGE-BACKED SECURITIES—continued
		Commercial Mortgage—continued
$ 100,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	$101,687
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,725,692)	1,781,555
		MORTGAGE-BACKED SECURITIES—0.3%
		Federal Home Loan Mortgage Corporation—0.0%
35,360		Federal Home Loan Mortgage Corp., Pool G07801, 4.000%, 10/1/2044	38,900
		Federal National Mortgage Association—0.3%
8,267		Federal National Mortgage Association, Pool 357761, 5.500%, 5/1/2035	9,589
1,076		Federal National Mortgage Association, Pool 728709, 5.500%, 7/1/2033	1,236
30,189		Federal National Mortgage Association, Pool 932864, 4.000%, 12/1/2040	33,235
52,002		Federal National Mortgage Association, Pool AB7859, 3.500%, 2/1/2043	56,715
38,901		Federal National Mortgage Association, Pool AD6938, 4.500%, 6/1/2040	43,709
21,063		Federal National Mortgage Association, Pool AQ0945, 3.000%, 11/1/2042	22,493
26,364		Federal National Mortgage Association, Pool AT2127, 3.000%, 4/1/2043	28,137
20,602		Federal National Mortgage Association, Pool AT7861, 3.000%, 6/1/2028	21,832
33,461		Federal National Mortgage Association, Pool BM4388, 4.000%, 8/1/2048	36,253
14,905		Federal National Mortgage Association, Pool BM5024, 3.000%, 11/1/2048	15,674
21,826		Federal National Mortgage Association, Pool BM5246, 3.500%, 11/1/2048	23,238
21,679		Federal National Mortgage Association, Pool CA0833, 3.500%, 12/1/2047	23,102
21,570		Federal National Mortgage Association, Pool CA4427, 3.000%, 10/1/2049	22,569
17,664		Federal National Mortgage Association, Pool FM0008, 3.500%, 8/1/2049	18,939
36,081		Federal National Mortgage Association, Pool FM1000, 3.000%, 4/1/2047	38,101
16,985		Federal National Mortgage Association, Pool FM1221, 3.500%, 7/1/2049	18,226
28,682		Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	32,931
29,952		Federal National Mortgage Association, Pool MA0666, 4.500%, 3/1/2041	33,654
33,553		Federal National Mortgage Association, Pool MA1430, 3.000%, 5/1/2043	35,809
39,352		Federal National Mortgage Association, Pool MA2803, 2.500%, 11/1/2031	41,291
		TOTAL	556,733
		Government National Mortgage Association—0.0%
20,266		Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	22,166
14,150		Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	15,619
		TOTAL	37,785
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $596,489)	633,418
		GOVERNMENT AGENCY—0.1%
		Federal National Mortgage Association—0.1%
250,000		Federal National Mortgage Association Notes, 0.625%, 4/22/2025 (IDENTIFIED COST $249,589)	249,776
		MUNICIPAL BOND—0.0%
30,000		Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $33,609)	37,403
		COLLATERALIZED MORTGAGE OBLIGATIONS—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
292		Federal Home Loan Mortgage Corp. REMIC, Series 1311, Class K, 7.000%, 7/15/2022	302
337		Federal Home Loan Mortgage Corp. REMIC, Series 1384, Class D, 7.000%, 9/15/2022	347
2,718		Federal Home Loan Mortgage Corp. REMIC, Series 2497, Class JH, 6.000%, 9/15/2032	3,093
		TOTAL	3,742
		Federal National Mortgage Association—0.0%
1,206	[2]	Federal National Mortgage Association REMIC, Series 1993-113, Class SB, 9.748% (10-year Constant Maturity Treasury +48.285%), 7/25/2023	1,273

Shares or Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$ 571		Federal National Mortgage Association REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	$602
		TOTAL	1,875
		Non-Agency Mortgage—0.0%
163	[4]	Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 6.295%, 3/25/2031	164
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $5,472)	5,781
		EXCHANGE-TRADED FUNDS—9.6%
72,600		iShares Core MSCI Emerging Markets ETF	4,753,122
188,500		iShares MSCI EAFE ETF	14,723,735
		Total Exchange-Traded Funds (IDENTIFIED COST $17,349,920)	19,476,857
		INVESTMENT COMPANIES—15.2%
436,363		Bank Loan Core Fund	4,210,907
340,766		Emerging Markets Core Fund	3,479,215
7,315,729		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.05%[5]	7,317,192
919,052		High Yield Bond Core Fund	5,845,169
661,849		Mortgage Core Fund	6,585,395
358,883		Project and Trade Finance Core Fund	3,176,117
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $30,798,597)	30,613,995
		TOTAL INVESTMENT IN SECURITIES—100% (IDENTIFIED COST $168,409,872)	202,128,668
		OTHER ASSETS AND LIABILITIES - NET—0.0%[6]	5,626
		TOTAL NET ASSETS—100%	$202,134,294
At April 30, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
[1]United States Treasury Notes 2-Year Long Futures	68	$15,011,531	June 2021	$(10,458)
[1]United States Treasury Notes 10-Year Long Futures	7	$924,219	June 2021	$(10,002)
Short Futures:
[1]United States Treasury Notes 5-Year Short Futures	10	$1,239,375	June 2021	$64
[1]United States Treasury Notes 10-Year Ultra Short Futures	22	$3,202,032	June 2021	$(9,580)
[1]United States Treasury Ultra Bond Short Futures	1	$185,906	June 2021	$(1,315)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(31,291)
The average notional value of long and short futures contracts held by the Fund throughout the period was $13,842,400 and $2,703,592, respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2021, were as follows:
Affiliates	Value as of 7/31/2020	Purchases at Cost	Proceeds from Sales
Bank Loan Core Fund	$2,617,248	$3,424,554	$(1,970,000)
Emerging Markets Core Fund	$3,240,602	$1,570,031	$(1,391,880)
Federated Hermes Government Obligations Fund, Premier Shares*	$1,431,638	$52,165,447	$(53,597,085)
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$5,427,864	$34,172,875	$(32,282,172)
High Yield Bond Core Fund	$3,878,566	$2,901,294	$(1,086,000)
Mortgage Core Fund	$11,545,574	$1,670,846	$(6,455,370)
Project and Trade Finance Core Fund	$2,538,696	$613,681	$—
TOTAL OF AFFILIATED TRANSACTIONS	$30,680,188	$96,518,728	$(96,782,507)

Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 4/30/2021	Shares Held as of 4/30/2021	Dividend Income
$86,901	$52,204	$4,210,907	436,363	$113,494
$(33,973)	$94,435	$3,479,215	340,766	$148,551
N/A	N/A	$—	—	$364
$(461)	$(914)	$7,317,192	7,315,729	$2,762
$95,708	$55,601	$5,845,169	919,052	$205,544
$(172,585)	$(3,070)	$6,585,395	661,849	$182,207
$23,740	$—	$3,176,117	358,883	$59,480
$(670)	$198,256	$30,613,995	10,032,642	$712,402

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Perpetual Bond Security. The maturity date reflects the next call date.
4	JPMorgan Chase & Co. has fully and unconditionally guaranteed Bear Stearns’ outstanding registered debt securities.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of April 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$118,965,298	$—	$—	$118,965,298
International	872,708	—	—	872,708
Debt Securities:
Corporate Bonds	—	23,680,528	—	23,680,528
U.S. Treasuries	—	3,886,138	—	3,886,138
Asset-Backed Securities	—	1,925,211	—	1,925,211
Commercial Mortgage-Backed Securities	—	1,781,555	—	1,781,555
Mortgage-Backed Securities	—	633,418	—	633,418
Government Agencies	—	249,776	—	249,776
Municipal Bonds	—	37,403	—	37,403
Collateralized Mortgage Obligations	—	5,781	—	5,781
Exchange-Traded Funds	19,476,857	—	—	19,476,857
Investment Companies[1]	27,437,878	—	—	30,613,995
TOTAL SECURITIES	$166,752,741	$32,199,810	$—	$202,128,668
Other Financial Instruments:[2]
Assets	$64	$—	$—	$64
Liabilities	(31,355)	—	—	(31,355)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(31,291)	$—	$—	$(31,291)

[1]
As permitted by U.S. generally accepted accounting principles, an Investment Company valued at $3,176,117 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed of Project and Trade
Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.

[2]	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
FREMF	—Freddie Mac Multifamily K-Deals
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit